Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Trade And Other Receivables
	As of March 31,
	2025		2024
Current
Trade and other receivables, gross	Rs.	91,898	Rs.	81,749
Less: Allowance for credit losses		(1,478)		(1,451)
Trade and other receivables, net	Rs.	90,420	Rs.	80,298

Allowance For Credit Losses
The details of changes in allowance for credit losses during the years ended March 31, 2025 and 2024, are as follows:

	For the Year Ended March 31,
	2025		2024
Balance at the beginning of the year	Rs.	1,451	Rs.	1,258
Provision made during the year, net of reversals		159		242
Trade and other receivables written off & exchange differences		(132)		(49)
Balance at the end of the year	Rs.	1,478	Rs.	1,451